DRINKER BIDDLE & REATH
                             1345 Chestnut Street
                            Philadelphia, PA 19107

                               February 29, 1996


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

        Re:    The Woodward Variable Annuity Fund
               File Nos. 33-86186/811-8854
               Rule 24f-2 Notice
               ----------------------------------

Ladies and Gentlemen:

        On behalf of The Woodward Variable Annuity Fund (the "Trust"), please find enclosed the following:

        1. Rule 24f-2 Notice for the Trust for the fiscal year ended December 31, 1995; and

        2. Opinion of counsel required by Rule 24f-2(b)(1) under the Investment Company Act of 1940 (the "Act").

        In accordance with prior SEC interpretations, the calculation of the Trust's registration fees pursuant to Rule 24f-2 under the Act is based on all of the Trust's sales and redemptions of securities during the fiscal year ended December 31, 1995, except sales to and redemptions from insurance company separate accounts that issued securities on which registration fees were paid to the SEC pursuant to Section 6(b) of the Securities Act of 1933. See American Council of Life Insurance, Rel. No. IP-3-95 (June 20, 1995). Except as indicated in the Trust's Rule 24f-2 Notice, during the fiscal year ended December 31, 1995, the Trust's shares were exclusively sold to and redeemed by ITT Hartford Life and Annuity Insurance Company Separate Account Six (Securities Act File No. 33-86330).

        If you have any questions regarding this filing please contact me.



                                            Very truly yours,

                                            /s/ Christina T. Simmons
                                            ------------------------
                                            Christina T. Simmons

CTS/sg
Enclosures

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.      Name and address of issuer:

               The Woodward Variable Annuity Fund
               c/o NBD Bank
               900 Tower Drive
               P.O. Box 7058
               Troy, Michigan 48007-7058

2.      Name of each series or class of funds for which this notice is filed:

               Series A ("Balanced Fund")
               Series B ("Growth/Value Fund")
               Series C ("Opportunity Fund")
               Series D ("Capital Growth Fund")
               Series E ("Money Market Fund")

3.      Investment Company Act File Number: 811-8854

        Securities Act File Number: 33-86186

4.      Last day of fiscal year for which this notice is filed: December 31,
        1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                         /   /

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6): N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

                      None


8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                      None

9. Number and aggregate sale price of securities sold during the fiscal year:<F1><F2>

                      Shares --   978,134
                      Price -- $5,128,211


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:<F1><F2>


                      Shares --   978,134
                      Price -- $5,128,211

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                      Included under items 9 and 10.


12.     Calculation of registration fee<F2>

        (i)    Aggregate sale price of securities sold during        $5,128,211
               the fiscal year in reliance on                        ----------
               Rule 24f-2:<F1><F2>

        (ii) Aggregate price of shares issued in connection with dividend reinvestment plans:

        (iii)  Aggregate price of shares redeemed or repurchased
               during the fiscal year:                                  -0-
                                                                    ----------
        (iv)   Aggregate price of shares redeemed or repurchased
               previously applied as a reduction to filing fees
               pursuant to Rule 24e-2 (if applicable):                  -0-
                                                                    ----------

        (v)    Net aggregate price of securities sold and issued
               during the fiscal year in reliance on
               Rule 24f-2:<F1><F2>                                  $5,128,211
                                                                    ----------

        (vi)   Multiplier prescribed by Section 6(b) of the
               Securities Act of 1933 or other applicable
               law or regulation:                                        /2900
                                                                    ----------

        (vii)  Fee due:                                                  1,769
                                                                    ----------


13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                        / x /

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

               February 28, 1996


                                  SIGNATURES

 This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.




 By (Signature and Title)*   /s/ W. Bruce McConnel, III
                             --------------------------
                             W. Bruce McConnel, III
                             Secretary
                             The Woodward Variable Annuity Fund


 Date     February 28, 1996
      -------------------------

 *Please print the name and title of the signing officer below the signature.


-----------------
<F1>
1.   Includes shares issued in connection with dividend reinvestment plans.
<F2>
2. In accordance with prior SEC interpretations, the calculation of the issuer's registration fees pursuant to Rule 24f-2 under the Investment Company Act of 1940 is based on all of the issuer's sales and redemptions of securities during the fiscal year ended December 31, 1995, except sales to and redemptions from insurance company separate accounts that issued securities on which registration fees were paid to the SEC pursuant to Section 6(b) of the Securities Act of 1933. See American Council of Life Insurance, Rel. No. IP-3-95 (June 20, 1995). Except as indicated, during the fiscal year ended December 31, 1995, the issuer's shares were exclusively sold to and redeemed by such insurance company separate accounts.

                            DRINKER BIDDLE & REATH
                             1345 Chestnut Street
                            Philadelphia, PA 19107






                               February 29, 1996


The Woodward Variable Annuity Fund
c/o NBD Bank, Transfer Agent
900 Tower Drive
P.O. Box 7058
Troy, Michigan 48007-7058

        Re: Rule 24f-2 Notice - The Woodward Variable Annuity Fund (Registration Nos. 33-86186/811-8854)
               ------------------------------------------------------

Ladies and Gentlemen:

        We have acted as counsel for The Woodward Variable Annuity Fund, a Delaware business trust (the "Trust"), in connection with the filing of its Form 24f-2 dated the date hereof. We have relied upon information provided to us on behalf of the Trust with respect to the number of its Series A, Series B, Series C, Series D and Series E shares of beneficial interest (collectively, the "Shares") that were sold or issued during the Trust's fiscal year ended December 31, 1995, (the "Fiscal Year").
The Trust is authorized to issue an unlimited number of shares of beneficial interest in Series A, Series B, Series C, Series D and
Series E, with a par value of $.10.

        In giving the opinion stated below, we have reviewed the Trust Instrument of the Trust dated November 7, 1994 (the "Governing Instrument"), its Bylaws, resolutions adopted by its Board of Trustees and shareholders, and such other legal and factual matters as we have deemed appropriate. Insofar as our opinion below relates to matters pertaining to Delaware law, we have relied on the opinion of Morris, Nichols, Arsht & Tunnell, special Delaware counsel to the Trust.

        On the basis of the foregoing, we are of the opinion that the aforementioned Shares were, when issued for payment as described in the Trust's prospectus, legally issued, fully paid, and non-assessable by the Trust.

        Under the Delaware Act and the terms of the Governing Instrument, each Shareholder of the Trust, in such capacity, will be entitled to the same limitation of personal liability as that extended to stockholders of private corporations for profit organized under the general corporation law of the State of Delaware; provided, however, that we express no opinion with respect to the liability of any Shareholder who is, was or may become a named Trustee of the Trust.

        We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Trust's Rule 24f-2 Notice.



                                                 Very truly yours,

                                                 /s/ DRINKER BIDDLE & REATH
                                                 --------------------------
                                                     DRINKER BIDDLE & REATH

WBM:CTS